SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	23-3064219
Plan number	006
Total Investments at Fair Value:	$ 6,768,594,947
Notes receivable from participants	63,837,510
Total assets	$ 6,832,432,457
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participant, interest rate	3.50%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participant, interest rate	10.50%
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock All Country World (MSCI ACWI IMI) Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	$ 34,126,881
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock Developed Intl (MSCI EAFE) Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	77,062,163
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock Developed Intl (MSCI EAFE) Small Cap Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	10,806,184
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock Developed Real Estate Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	11,585,025
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock Global Aggregate Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	3,846,632
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock Intermediate Government Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	22,916,282
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock Large Cap Equity (Russell 1000) Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	313,076,902
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock Large Cap Equity (Russell 1000) Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	63,286,200
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock MSCI All Country World Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	155,994,628
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock Mid Cap Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	72,877,847
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock Small Cap Equity (Russell 2000) Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	28,078,515
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock Small Cap Equity (Russell 2000) Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	18,840,547
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock Small Cap Equity (Russell 2000) Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	15,545,604
Investment, Identifier [Axis]: Collective Trust Funds | BlackRock U.S. Treasury Inflation Protected Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	20,407,451
Investment, Identifier [Axis]: Collective Trust Funds | Blackrock U.S. Debt Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	199,298,852
Investment, Identifier [Axis]: Collective Trust Funds | Blackrock U.S. Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	1,447,209,842
Investment, Identifier [Axis]: Collective Trust Funds | Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	101,528,511
Investment, Identifier [Axis]: Collective Trust Funds | International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	141,924,720
Investment, Identifier [Axis]: Collective Trust Funds | Northern Trust Clearing (Short-Term Investment Fund)
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	9,624,664
Investment, Identifier [Axis]: Collective Trust Funds | Northern Trust U.S. Government Short-Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	311,602,973
Investment, Identifier [Axis]: Collective Trust Funds | Target Retirement 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	129,675,475
Investment, Identifier [Axis]: Collective Trust Funds | Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	242,382,320
Investment, Identifier [Axis]: Collective Trust Funds | Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	328,408,377
Investment, Identifier [Axis]: Collective Trust Funds | Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	349,161,243
Investment, Identifier [Axis]: Collective Trust Funds | Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	325,866,144
Investment, Identifier [Axis]: Collective Trust Funds | Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	347,459,561
Investment, Identifier [Axis]: Collective Trust Funds | Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	325,134,792
Investment, Identifier [Axis]: Collective Trust Funds | Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	212,941,207
Investment, Identifier [Axis]: Collective Trust Funds | Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	147,601,931
Investment, Identifier [Axis]: Collective Trust Funds | Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	52,298,142
Investment, Identifier [Axis]: Collective Trust Funds | Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	15,382,834
Investment, Identifier [Axis]: Collective Trust Funds | Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	153,659,784
Investment, Identifier [Axis]: Collective Trust Funds | U.S. Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	405,952,995
Investment, Identifier [Axis]: Constellation Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	582,180,692
Investment, Identifier [Axis]: Registered Investment Companies | Vanguard Emerging Markets Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	33,247,214
Investment, Identifier [Axis]: Registered Investment Companies | Vanguard Mid Cap Equity Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	41,235,858
Investment, Identifier [Axis]: Registered Investment Companies | Vanguard Mid Cap Equity Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments at Fair Value:	$ 16,365,955